Provisions for employees' benefits - Actuarial assumptions (Details)	Dec. 31, 2022	Dec. 31, 2021
Pension
Disclosure of detailed information about provision for employee benefits
Salary growth rate		4.50%
Pension growth rate	3.00%
Pension | Top of range
Disclosure of detailed information about provision for employee benefits
Discount rate	14.70%	8.70%
Salary growth rate	5.50%
Expected inflation rate	4.50%	4.00%
Pension growth rate		3.50%
Pension | Bottom of range
Disclosure of detailed information about provision for employee benefits
Discount rate	6.20%	5.18%
Salary growth rate	4.50%
Expected inflation rate	3.00%	3.00%
Pension growth rate		3.00%
Bonds
Disclosure of detailed information about provision for employee benefits
Expected inflation rate		3.00%
Bonds | Top of range
Disclosure of detailed information about provision for employee benefits
Discount rate		6.25%
Bonds | Bottom of range
Disclosure of detailed information about provision for employee benefits
Discount rate	9.00%	5.00%
Health care
Disclosure of detailed information about provision for employee benefits
Expected inflation rate		3.00%
Short-term rate	6.33%	6.67%
Long-term rate	4.00%	4.00%
Health care | Top of range
Disclosure of detailed information about provision for employee benefits
Discount rate		8.80%
Salary growth rate	5.50%
Pension growth rate	5.50%
Health care | Bottom of range
Disclosure of detailed information about provision for employee benefits
Discount rate	8.70%	7.00%
Salary growth rate	4.50%
Pension growth rate	4.00%
Education
Disclosure of detailed information about provision for employee benefits
Salary growth rate		4.50%
Expected inflation rate	3.00%	3.00%
Pension growth rate	4.00%
Short-term rate	4.00%	4.00%
Long-term rate	4.00%	4.00%
Education | Top of range
Disclosure of detailed information about provision for employee benefits
Discount rate	14.80%	8.90%
Education | Bottom of range
Disclosure of detailed information about provision for employee benefits
Discount rate	6.30%	6.30%
Others
Disclosure of detailed information about provision for employee benefits
Pension growth rate	4.00%	3.50%
Long-term rate		4.70%
Others | Top of range
Disclosure of detailed information about provision for employee benefits
Discount rate	14.50%	7.10%
Salary growth rate	4.70%	4.70%
Expected inflation rate	4.50%	4.00%
Others | Bottom of range
Disclosure of detailed information about provision for employee benefits
Discount rate	7.40%	5.56%
Salary growth rate	4.50%	4.50%
Expected inflation rate	3.00%	3.00%